Defined Benefit Obligation and Other Long-Term Liabilities - Components of Defined Benefit Obligations and Other Long-term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit obligation	$ 143	$ 146
Retail power contract liability	17	45
Other	13	11
Total	$ 173	$ 202